Shareholder Report, Holdings (Details)	Mar. 31, 2025
The Brown Capital Management International All Company Fund (Institutional Shares) | Givaudan SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
The Brown Capital Management International All Company Fund (Institutional Shares) | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
The Brown Capital Management International All Company Fund (Institutional Shares) | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
The Brown Capital Management International All Company Fund (Institutional Shares) | The Descartes Systems Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
The Brown Capital Management International All Company Fund (Institutional Shares) | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
The Brown Capital Management International All Company Fund (Institutional Shares) | Cochlear Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
The Brown Capital Management International All Company Fund (Institutional Shares) | REA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
The Brown Capital Management International All Company Fund (Institutional Shares) | MonotaRO Co. Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
The Brown Capital Management International All Company Fund (Institutional Shares) | Shopify, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
The Brown Capital Management International All Company Fund (Institutional Shares) | Flutter Entertainment plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
The Brown Capital Management International All Company Fund (Institutional Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.22%
The Brown Capital Management International All Company Fund (Institutional Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.55%
The Brown Capital Management International All Company Fund (Institutional Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.91%
The Brown Capital Management International All Company Fund (Institutional Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
The Brown Capital Management International All Company Fund (Institutional Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.08%
The Brown Capital Management International All Company Fund (Institutional Shares) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Brown Capital Management International All Company Fund (Institutional Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Brown Capital Management International All Company Fund (Institutional Shares) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
The Brown Capital Management International All Company Fund (Institutional Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
The Brown Capital Management International All Company Fund (Investor Shares) | Givaudan SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
The Brown Capital Management International All Company Fund (Investor Shares) | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
The Brown Capital Management International All Company Fund (Investor Shares) | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
The Brown Capital Management International All Company Fund (Investor Shares) | The Descartes Systems Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
The Brown Capital Management International All Company Fund (Investor Shares) | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
The Brown Capital Management International All Company Fund (Investor Shares) | Cochlear Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
The Brown Capital Management International All Company Fund (Investor Shares) | REA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
The Brown Capital Management International All Company Fund (Investor Shares) | MonotaRO Co. Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
The Brown Capital Management International All Company Fund (Investor Shares) | Shopify, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
The Brown Capital Management International All Company Fund (Investor Shares) | Flutter Entertainment plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
The Brown Capital Management International All Company Fund (Investor Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.22%
The Brown Capital Management International All Company Fund (Investor Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.55%
The Brown Capital Management International All Company Fund (Investor Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.91%
The Brown Capital Management International All Company Fund (Investor Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
The Brown Capital Management International All Company Fund (Investor Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.08%
The Brown Capital Management International All Company Fund (Investor Shares) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Brown Capital Management International All Company Fund (Investor Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Brown Capital Management International All Company Fund (Investor Shares) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
The Brown Capital Management International All Company Fund (Investor Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
The Brown Capital Management International Small Company Fund (Institutional Shares) | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
The Brown Capital Management International Small Company Fund (Institutional Shares) | The Descartes Systems Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
The Brown Capital Management International Small Company Fund (Institutional Shares) | REA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
The Brown Capital Management International Small Company Fund (Institutional Shares) | VusionGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Interparfums SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Ambu A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Lectra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Hemnet Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Kinaxis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Sectra AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.96%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Information/Knowledge Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.64%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Consumer Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Medical/Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Industrial Products & Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
The Brown Capital Management International Small Company Fund (Investor Shares) | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
The Brown Capital Management International Small Company Fund (Investor Shares) | The Descartes Systems Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
The Brown Capital Management International Small Company Fund (Investor Shares) | REA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
The Brown Capital Management International Small Company Fund (Investor Shares) | VusionGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
The Brown Capital Management International Small Company Fund (Investor Shares) | Interparfums SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
The Brown Capital Management International Small Company Fund (Investor Shares) | Ambu A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
The Brown Capital Management International Small Company Fund (Investor Shares) | Lectra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
The Brown Capital Management International Small Company Fund (Investor Shares) | Hemnet Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
The Brown Capital Management International Small Company Fund (Investor Shares) | Kinaxis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
The Brown Capital Management International Small Company Fund (Investor Shares) | Sectra AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
The Brown Capital Management International Small Company Fund (Investor Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
The Brown Capital Management International Small Company Fund (Investor Shares) | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.96%
The Brown Capital Management International Small Company Fund (Investor Shares) | Information/Knowledge Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.64%
The Brown Capital Management International Small Company Fund (Investor Shares) | Consumer Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
The Brown Capital Management International Small Company Fund (Investor Shares) | Medical/Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
The Brown Capital Management International Small Company Fund (Investor Shares) | Industrial Products & Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The Brown Capital Management International Small Company Fund (Investor Shares) | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
The Brown Capital Management Small Company Fund (Institutional Shares) | Veeva Systems, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%
The Brown Capital Management Small Company Fund (Institutional Shares) | AppFolio, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
The Brown Capital Management Small Company Fund (Institutional Shares) | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
The Brown Capital Management Small Company Fund (Institutional Shares) | Vericel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
The Brown Capital Management Small Company Fund (Institutional Shares) | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
The Brown Capital Management Small Company Fund (Institutional Shares) | Datadog, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
The Brown Capital Management Small Company Fund (Institutional Shares) | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%
The Brown Capital Management Small Company Fund (Institutional Shares) | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
The Brown Capital Management Small Company Fund (Institutional Shares) | Repligen Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
The Brown Capital Management Small Company Fund (Institutional Shares) | Alarm.com Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
The Brown Capital Management Small Company Fund (Institutional Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
The Brown Capital Management Small Company Fund (Institutional Shares) | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.39%
The Brown Capital Management Small Company Fund (Institutional Shares) | Information/Knowledge Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.84%
The Brown Capital Management Small Company Fund (Institutional Shares) | Consumer Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
The Brown Capital Management Small Company Fund (Institutional Shares) | Medical/Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.64%
The Brown Capital Management Small Company Fund (Institutional Shares) | Industrial Products & Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
The Brown Capital Management Small Company Fund (Institutional Shares) | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
The Brown Capital Management Small Company Fund (Investor Shares) | Veeva Systems, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%
The Brown Capital Management Small Company Fund (Investor Shares) | AppFolio, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
The Brown Capital Management Small Company Fund (Investor Shares) | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
The Brown Capital Management Small Company Fund (Investor Shares) | Vericel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
The Brown Capital Management Small Company Fund (Investor Shares) | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
The Brown Capital Management Small Company Fund (Investor Shares) | Datadog, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
The Brown Capital Management Small Company Fund (Investor Shares) | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%
The Brown Capital Management Small Company Fund (Investor Shares) | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
The Brown Capital Management Small Company Fund (Investor Shares) | Repligen Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
The Brown Capital Management Small Company Fund (Investor Shares) | Alarm.com Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
The Brown Capital Management Small Company Fund (Investor Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
The Brown Capital Management Small Company Fund (Investor Shares) | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.39%
The Brown Capital Management Small Company Fund (Investor Shares) | Information/Knowledge Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.84%
The Brown Capital Management Small Company Fund (Investor Shares) | Consumer Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
The Brown Capital Management Small Company Fund (Investor Shares) | Medical/Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.64%
The Brown Capital Management Small Company Fund (Investor Shares) | Industrial Products & Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
The Brown Capital Management Small Company Fund (Investor Shares) | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%